Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 196,470	$ 174,730
Fair value of the associated liabilities	160,007	139,025
Net position	$ 36,463	$ 35,705